CONCENTRATION AND RISKS - Schedule of concentration risk of accounts receivable from related party (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Concentration and risks
Accounts receivable from a related party	¥ 626,290	¥ 57,832
Related party | Xiaomi | Accounts Receivable | Credit Risk
Concentration and risks
Accounts receivable from a related party	¥ 591,221	¥ 4,365
Concentration risk, percentage	100.00%	100.00%